UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2009

Date of reporting period:  November 30, 2008

Item 1. Schedule of Investments.

Snow Capital Opportunity Fund
Schedule of Investments
November 30, 2008 (Unaudited)

			Shares		Value
COMMON STOCKS - 93.61%
Biotechnology - 3.22%
Amgen, Inc. (a)			74,000		$4,109,960
Capital Markets - 3.47%
Legg Mason, Inc.			102,500		1,847,050
Merrill Lynch & Co, Inc.			50,000		661,000
Morgan Stanley			130,000		1,917,500
					4,425,550
Chemicals - 1.52%
E.I. Du Pont de Nemours & Co.			77,190		1,934,381
Commercial Banks - 2.26%
Wells Fargo & Co.			100,000		2,889,000
Computers & Peripherals - 0.96%
Western Digital Corp. (a)			100,000		1,220,000
Diversified Finance Services - 2.61%
Bank of America Corp.			204,840		3,328,650
Diversified Financial Services - 4.50%
Citigroup, Inc.			175,000		1,450,750
JP Morgan Chase & Co.			135,490		4,289,613
					5,740,363
Electronic Equipment & Instruments - 1.58%
Agilent Technologies, Inc. (a)			107,000		2,014,810
Electronic Equipment, Instruments & Components - 0.90%
Echelon Corp. (a)			180,000		1,150,200
Energy Equipment & Services - 3.83%
Halliburton Co.			50,000		880,000
Hercules Offshore, Inc. (a)			470,000		2,735,400
Patterson-UTI Energy, Inc.			101,660		1,269,733
					4,885,133
Health Care Providers & Services - 12.39%
Community Health Systems, Inc. (a)			195,000		2,546,700
Coventry Health Care, Inc. (a)			181,250		2,260,188
Health Net Inc. (a)			243,840		2,196,998
Humana, Inc. (a)			195,000		5,894,850
RehabCare Group, Inc. (a)			200,000		2,910,000
					15,808,736
Industrial Conglomerates - 5.56%
General Electric Co.			413,280		7,096,018
Insurance - 15.28%
Aspen Insurance Holdings Ltd.			175,200		3,228,936
Axis Capital Holdings Ltd.			131,810		3,336,111
Endurance Specialty Holdings Ltd.			173,000		4,657,160
Unum Group			224,960		3,351,904
XL Capital Ltd. - Class A			976,800		4,913,304
					19,487,415
Internet Software & Services - 0.85%
eBay, Inc. (a)			82,500		1,083,225
Metals & Mining - 1.70%
Alcoa Inc.			200,960		2,162,330
Multiline Retail - 2.69%
Kohl's Corp. (a)			105,000		3,429,300
Oil, Gas & Consumable Fuels - 8.16%
ConocoPhillips			90,080		4,731,002
Marathon Oil Corp.			217,000		5,681,060
					10,412,062
Pharmaceuticals - 5.91%
GlaxoSmithKline PLC - ADR			84,500		2,910,180
Pfizer Inc.			281,510		4,625,209
					7,535,389
Real Estate Investment Trusts - 5.63%
Annaly Capital Management, Inc.			500,000		7,185,000
Semiconductor & Semiconductor Equipment - 1.16%
Applied Materials, Inc.			9,900		94,842
Intel Corp.			100,000		1,380,000
					1,474,842
Semiconductors & Semiconductor Equipment - 1.87%
Broadcom Corp. (a)			156,000		2,388,360
Specialty Retail - 6.85%
Christopher & Banks Corp.			680,135		2,292,055
The Gap, Inc.			231,290		3,011,396
New York & Company, Inc. (a)			789,200		1,483,696
Office Depot, Inc. (a)			545,000		1,073,650
Pacific Sunwear Of California, Inc. (a)			581,000		877,310
					8,738,107
Thrifts & Mortgage Finance - 0.71%
MGIC Investment Corp.			334,600		910,112
TOTAL COMMON STOCKS (Cost $224,824,109)					$119,408,943

			Shares		Value
PREFERRED STOCK - 1.55%
Insurance - 1.55%
American International Group, Inc.			286,200		1,977,642
TOTAL PREFERRED STOCK (Cost $2,051,329)					$1,977,642

			Principal
			Amount		Value
SHORT TERM INVESTMENTS - 6.08%
AIM Short Term Treasury Investment
0.640% (b)			$3,872,997		3,872,997
Fidelity Institutional Government Portfolio - Class I
1.510% (b)			3,872,996		3,872,996
TOTAL SHORT TERM INVESTMENTS (Cost $7,745,993)					$7,745,993

Total Investments (Cost $234,621,431) - 101.24%					129,132,578
Liabilities in Excess of Other Assets - (1.24)%					(1,576,048)
TOTAL NET ASSETS - 100.00%					$127,556,530

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b) Variable Rate

FAS 157 – Summary of Fair Value Exposure at November 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s investments carried at fair value:

		Level 1 –	Level 2 –	Level 3 –
		Quoted Prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	129,132,578	129,132,578	—	—
Written Options	1,475,256	1,475,256	—	—
Total	130,607,834	130,607,834	—	—

The cost basis of investments for federal income tax purposes at November 30, 2008 was as follows*:

Cost of investments				$ 234,621,431
Gross unrealized appreciation - Equities				907,699
Gross unrealized appreciation - Options				1,856,506
Gross unrealized depreciation - Equities				(106,396,552)
Gross unrealized depreciation - Options				(1,115,828)
Net unrealized depreciation				$(104,748,175)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Snow Capital Opportunity Fund
Schedule of Options Written
November 30, 2008 (Unaudited)

			Contracts		Value
CALL OPTIONS
Agilent Technologies, Inc.
Expiration: January 2009, Exercise Price: $42.50			90		225
Amgen, Inc.
Expiration: January 2009, Exercise Price: $50.00			200		157,500
Expiration: January 2009, Exercise Price: $60.00			200		47,200
Expiration: January 2009, Exercise Price: $70.00			200		7,000
Annaly Capital Management, Inc.
Expiration: January 2009, Exercise Price: $20.00			10		1,075
Bank of America Corp.
Expiration: January 2009, Exercise Price: $15.00			200		200
Expiration: January 2009, Exercise Price: $22.50			300		750
Expiration: January 2009, Exercise Price: $42.50			400		400
Broadcom Corp.
Expiration: January 2009, Exercise Price: $35.00			300		23,250
Citigroup, Inc.
Expiration: January 2009, Exercise Price: $32.50			150		75
Expiration: January 2009, Exercise Price: $45.00			150		150
Community Health Systems, Inc.
Expiration: January 2009, Exercise Price: $40.00			300		3,750
Echelon Corp.
Expiration: January 2009, Exercise Price: $15.00			300		1,500
Expiration: January 2009, Exercise Price: $17.50			200		1,500
Expiration: January 2009, Exercise Price: $20.00			400		3,000
The Gap, Inc.
Expiration: January 2009, Exercise Price: $22.50			200		500
General Electric Co.
Expiration: December 2008, Exercise Price: $25.00			500		1,500
Expiration: January 2009, Exercise Price: $42.50			400		400
JP Morgan Chase & Co.
Expiration: December 2008, Exercise Price: $47.50			300		1,200
Expiration: January 2009, Exercise Price: $55.00			400		2,000
Marathon Oil Corp.
Expiration: January 2009, Exercise Price: $55.00			625		3,125
MGIC Investment Corp.
Expiration: January 2009, Exercise Price: $15.00			1,000		5,000
New York & Company, Inc.
Expiration: January 2009, Exercise Price: $10.00			700		10,500
Expiration: January 2009, Exercise Price: $12.50			1,000		15,000
Office Depot, Inc.
Expiration: January 2009, Exercise Price: $15.00			1,008		2,520
Pacific Sunwear Of California, Inc.
Expiration: December 2008, Exercise Price: $17.50			500		6,250
Expiration: January 2009, Exercise Price: $15.00			300		3,750
Patterson-UTI Energy, Inc.
Expiration: January 2009, Exercise Price: $25.00			200		500
Pfizer Inc.
Expiration: January 2009, Exercise Price: $25.00			300		1,350
Unum Group
Expiration: December 2008, Exercise Price: $25.00			400		2,000
XL Capital Ltd.
Expiration: January 2009, Exercise Price: $17.50			500		2,500
Expiration: January 2009, Exercise Price: $20.00			500		5,000
TOTAL CALL OPTIONS WRITTEN					310,670

PUT OPTIONS
Affiliated Managers Group Inc.
Expiration: December 2008, Exercise Price: $85.00			28		$160,020
Applied Materials Inc.
Expiration: January 2009, Exercise Price: $17.50			501		409,818
Cisco Systems, Inc.
Expiration: January 2009, Exercise Price: $22.50			500		305,000
eBay Inc.
Expiration: January 2009, Exercise Price: $27.50			175		250,688
Fannie Mae
Expiration: December 2008, Exercise Price: $20.00			21		39,060
TOTAL PUT OPTIONS WRITTEN					1,164,586

Total Options Written (Premiums received $2,215,934)					$1,475,256

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date       1/22/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date       1/22/2009

By           /s/ John Buckel
John Buckel, Treasurer

Date       1/21/2009